Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	March 31, 2025	March 31, 2024
Accounts receivable	$108,346,014	$106,604,503
Less: allowance for credit losses	(1,040,434)	(1,244,662)
Accounts receivable, net	$107,305,580	$105,359,841

Schedule of Allowance for Credit Losses

Movement of allowance for credit losses was as follows:

	March 31, 2025	March 31, 2024
Beginning balance	$1,244,662	$3,219,772
Reduction	(209,992)	(1,676,528)
Foreign currency translation adjustments	5,764	(298,582)
Ending balance	$1,040,434	$1,244,662